UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	 Building One, Suite 320
	 Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell Wilkins
Title:    Vice President
Phone:    512-767-6700
Signature, Place, and Date of Signing:



Russell Wilkins,    Austin, TX   August 1st, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  58
Form 13F Information Table Value Total:   $9499283
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103     1154    43701 SH       SOLE                                      43701
American Express Co.           common           025816109    14295   276500 SH       SOLE                   265000             11500
Apollo Group                   common           037604105   174564  3996418 SH       SOLE                  3958623             37100
BNY Mellon Corp                common           064058100    58896  2298814 SH       SOLE                  2298564               250
Bancorp Inc., The              common           05969A105    21745  2080822 SH       SOLE                  1809135            271687
Becton Dickinson               common           075887109   126477  1467761 SH       SOLE                  1428716             38700
Berkshire Hath Cl. A           common           084670108    15210      131 SH       SOLE                                        131
Berkshire Hath Cl. B           common           084670702     3445    44515 SH       SOLE                                      44515
Block H&R                      common           093671105   197608 12319677 SH       SOLE                 12226177             93500
CR Bard Inc.                   common           067383109   303071  2758705 SH       SOLE                  2753030              5200
Cisco Systems                  common           17275R102   462237 29611625 SH       SOLE                 29498720            107200
Clorox Co.                     common           189054109   188492  2794965 SH       SOLE                  2740816             53559
Coca-Cola Co.                  common           191216100   469982  6984422 SH       SOLE                  6786397            196355
Colgate Palmolive              common           194162103    77673   888600 SH       SOLE                   888000               600
Comcast Corp. Spl A            common           20030N200   224136  9250348 SH       SOLE                  9138468            110000
ConocoPhillips                 common           20825C104   322727  4292149 SH       SOLE                  4272959             18250
Corning Inc.                   common           219350105    59435  3274648 SH       SOLE                  3266068              7500
Covidien Plc.                  common           G2554F113    73584  1382375 SH       SOLE                  1369000             13375
Dun & Bradstreet Corp.         common           26483E100     2901    38400 SH       SOLE                                      38400
Ebay Inc.                      common           278642103    48082  1490000 SH       SOLE                  1490000
Equifax Inc.                   common           294429105     1837    52900 SH       SOLE                                      52900
Exelon Corp.                   common           30161N101      908    21200 SH       SOLE                                      21200
Exxon Mobil Corp.              common           30231G102   155273  1907997 SH       SOLE                  1896407             11300
Hewlett-Packard Co.            common           428236103   238181  6543446 SH       SOLE                  6516986             25200
Intel Corp.                    common           458140100    52231  2357000 SH       SOLE                  2357000
Johnson & Johnson              common           478160104   394842  5935688 SH       SOLE                  5831733            102865
Kraft Foods, Inc.              common           50075n104      776    22014 SH       SOLE                                      22014
Lancaster Colony Corp.         common           513847103    48481   797130 SH       SOLE                   769430             27700
Leucadia Nat'l Corp.           common           527288104      510    14950 SH       SOLE                                      14950
Liberty Media Int. A           common           53071M104    72201  4305381 SH       SOLE                  4179080            126301
Markel Corp.                   common           570535104      317      800 SH       SOLE                                        800
Medtronic, Inc.                common           585055106    15412   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   669796 25761396 SH       SOLE                 25445821            309320
News Corp. Cl. A               common           65248E104  1173493 66299024 SH       SOLE                 65871324            415000
News Corporation               common           65248E203     1446    80000 SH       SOLE                                      80000
Patterson Companies            common           703395103    16445   500000 SH       SOLE                   500000
Paychex Inc.                   common           704326107      664    21600 SH       SOLE                                      21600
PepsiCo Inc.                   common           713448108  1064036 15107709 SH       SOLE                 14954404            150350
Pfizer Inc.                    common           717081103   370066 17964370 SH       SOLE                 17772465            187000
Philip Morris Int'l            common           718172109     2964    44389 SH       SOLE                                      44389
Procter & Gamble Co.           common           742718109   713987 11231508 SH       SOLE                 11107631            121397
Research in Motion             common           760975102    85066  2948575 SH       SOLE                  2944045              4000
Resource America Inc.          common           761195205     9089  1548420 SH       SOLE                  1511820             36600
Stryker Corp.                  common           863667101   128993  2197862 SH       SOLE                  2155892             41300
Sysco Corporation              common           871829107   381945 12249689 SH       SOLE                 12172069             75350
TJX Co.                        common           872540109      531    10100 SH       SOLE                                      10100
Total System Svc. Inc.         common           891906109    65602  3530773 SH       SOLE                  3517703             12800
Toyota Industries ADR          common           892330101    39783  1214762 SH       SOLE                  1214262
U.S. Bancorp                   common           902973304   273443 10719059 SH       SOLE                 10687986             29018
United Healthcare              common           91324P102   117413  2276319 SH       SOLE                  2270794              5000
United Parcel Service          common           911312106     2144    29404 SH       SOLE                                      29404
Viacom Inc. Cl. A              common           92553P102     1263    21975 SH       SOLE                                      21975
Viacom Inc. Cl. B              common           92553P201   393871  7722965 SH       SOLE                  7562590            158625
Wal Mart Stores Inc.           common           931142103   154061  2899159 SH       SOLE                  2845448             53101
Walgreen Co.                   common           931422109     2340    55100 SH       SOLE                                      55100
Wells Fargo & Co.              common           949746101      946    33700 SH       SOLE                    14500             19200
Western Union Co.              common           959802109     2890   144300 SH       SOLE                                     144300
WisdomTree Japan ETF                            97717W836      324 7400.000 SH       SOLE                 7400.000